Document And Entity Information	Jun. 29, 2023
Document Information [Line Items]
Entity, Registrant Name	SAB BIOTHERAPEUTICS, INC.
Document, Type	8-K
Document, Period End Date	Jun. 29, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39871
Entity, Tax Identification Number	85-3899721
Entity, Address, Address Line One	2100 East 54th Street North
Entity, Address, City or Town	Sioux Falls
Entity, Address, State or Province	SD
Entity, Address, Postal Zip Code	57104
City Area Code	605
Local Phone Number	679-6980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001833214
CommonStock00001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SABS
Security Exchange Name	NASDAQ
WarrantsEachExercisableForOneShareOfCommonStockAtAnExercisePriceOf1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SABSW
Security Exchange Name	NASDAQ